RELATED PARTY TRANSACTIONS - Related party transactions (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	10 Months Ended	12 Months Ended
	May 31, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
RELATED PARTY TRANSACTIONS
Operating income			¥ 106,273	$ 14,968	¥ 60,013
Long-term loan to related parties			115,048	16,205	500	¥ 75,872
Interest expenses, net			312,172	43,969	273,305	334,950
Lease expenses			1,040,405		1,019,425	966,663
Receipt of loans to a related party			9,800	1,380
Proceeds from related party debt			350,000	$ 49,296
Percentage of related party interest rate	6.00%
SZ Century
RELATED PARTY TRANSACTIONS
Revenues					14,089	1,445
Shanghai Puping
RELATED PARTY TRANSACTIONS
Long-term loan to related parties			80,263			75,611
Shanghai Edge Interchange
RELATED PARTY TRANSACTIONS
Revenues			938		651
Long-term loan to related parties			1,000		500
Interest on Investment Income (Expenses)			32		1
Jingliang Inter Cloud
RELATED PARTY TRANSACTIONS
Revenues						480
BJ New Internet
RELATED PARTY TRANSACTIONS
Revenues						170
Long-term loan to related parties						261
CYSD
RELATED PARTY TRANSACTIONS
Cost of goods and services sold			31,119		36,673	38,918
Beijing Huaqing
RELATED PARTY TRANSACTIONS
Cost of goods and services sold						1,254
Ziguang Finance Leasing
RELATED PARTY TRANSACTIONS
Related party transaction, Lease payment paid						10,431
Beijing Qidi Yefeng
RELATED PARTY TRANSACTIONS
Related party transaction, Lease payment paid						2,154
Sanhe Mingtai
RELATED PARTY TRANSACTIONS
Cost of goods and services sold			17,366
Long-term loan to related parties			33,785
Related party transaction, Lease payment paid			10,801
Lease expenses		¥ 14,268
Repairs and maintenance		3,098
ROU assets		171,629	171,629
Lease liability		¥ 173,628	173,628
Beijing Jiwa
RELATED PARTY TRANSACTIONS
Cost of goods and services sold			1,891
SH Shibei
RELATED PARTY TRANSACTIONS
Interest on Investment Income (Expenses)			(1,321)			1,321
Receipt of loans to a related party			9,800
Changzhou Gaoxin
RELATED PARTY TRANSACTIONS
Interest expenses, net			13,183
Proceeds from related party debt			350,000
Changzhou Gaoxin Internet Co., Ltd
RELATED PARTY TRANSACTIONS
Proceeds from related party debt	¥ 350,000
Tuspark Innovation
RELATED PARTY TRANSACTIONS
Cash consideration for shares repurchase						1,701,804
Others
RELATED PARTY TRANSACTIONS
Revenues					2	144
Cost of goods and services sold			¥ 333		¥ 513	¥ 1,223